UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07089

DREYFUS PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	8/31/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Pennsylvania Intermediate Municipal Bond Fund
Statement of Investments
August 31, 2005 (Unaudited)

	Principal
Long-Term Municipal Investments--98.1%	Amount ($)		Value ($)

Pennsylvania:

Albert Gallatin Area School Distric
5.15%, 9/1/2014 (Insured; MBIA)	1,220,000		1,267,031

Bethlehem Authority, Water
5%, 11/15/2015 (Insured; FSA)	2,000,000		2,214,340

Bucks County Water and Sewer Authority, Revenue
(Neshaminy Interceptor)
5.375%, 6/1/2013 (Insured; AMBAC)	1,090,000		1,207,001

Butler Area Sewer Authority, Sewer Revenue
Zero Coupon, 1/1/2010 (Insured; FGIC)	600,000		517,674

Butler County:
5.25%, 7/15/2013 (Insured; FGIC)	1,200,000	a	1,345,380
5.25%, 7/15/2013 (Insured; FGIC)	1,670,000	a	1,872,320

Cambria County 5.875%, 8/15/2008 (Insured; FGIC)	140,000		141,743

Clarion Municipal Authority, Revenue
(Clarview Personal Care)
5.75%, 6/15/2013 (Insured; FGIC)	445,000		446,055

Council Rock School Distric
4.75%, 11/15/2017 (Insured; FGIC)	1,780,000		1,853,781

Delaware County 5.125%, 10/1/2017	1,000,000		1,067,380

Delaware River Port Authority
(Port District Project)
4.75%, 1/1/2012 (Insured; MBIA)	1,000,000		1,040,040

Harrisburg Authority, Office and Parking Revenu
5.75%, 5/1/2008	1,200,000		1,250,388

Harrisburg Parking Authority, Parking Revenue
5.75%, 5/15/2014 (Insured; FSA)	740,000		843,778

Harrisburg Redevelopment Authority
Zero Coupon, 11/1/2016 (Insured; FSA)	2,000,000		1,247,760

Hempfield Area School Distric
5%, 10/15/2015 (Insured; FGIC)	1,000,000		1,109,790

Kennett Consolidated School Distric
5.25%, 2/15/2016 (Insured; FGIC)	1,000,000		1,109,100

McKeesport Area School Distric
Zero Coupon, 10/1/2009 (Insured; FGIC)	1,070,000		934,452

Monroe County Hospital Authority, HR
(Pocono Medical Center) 5.50%, 1/1/2012	1,095,000		1,192,159

Monroeville Municipal Authority, Sanitar
Sewer Revenue
5.25%, 12/1/2015 (Insured; MBIA)	1,035,000		1,146,894

Mount Lebanon School District
5%, 2/15/2018	1,000,000		1,088,770

Neshaminy School District
5%, 4/15/2016 (Insured; MBIA)	1,250,000		1,370,425

Norristown:
Zero Coupon, 12/15/2011	1,465,000		1,165,788
Zero Coupon, 12/15/2013	735,000		534,676
5%, 9/1/2020 (Insured; FGIC)	1,125,000		1,223,325

North Allegheny School Distric
5%, 5/1/2015 (Insured; FGIC)	1,625,000		1,785,859

Pennsylvania Finance Authority, Revenue (Penn Hill
Project):
5.25%, 12/1/2006 (Insured; FGIC)	940,000	a	967,410
5.25%, 12/1/2013 (Insured; FGIC)	1,105,000		1,135,664

Pennsylvania Higher Educational Facilities Authority
Revenue:
Health Services (University of Pennsylvania
5.35%, 1/1/2006	2,995,000 a	3,050,018
State System for Higher Education
5.25%, 12/15/2014 (Insured; AMBAC)	1,600,000	1,688,480
(UPMC Health System):
6%, 1/15/2013	1,995,000	2,229,153
6%, 1/15/2014	1,580,000	1,767,246

Pennsylvania Industrial Development Authority, EDR
7%, 1/1/2006 (Insured; AMBAC)	795,000	805,820
5.50%, 7/1/2014 (Insured; AMBAC)	2,350,000	2,635,877

Pennsylvania Infrastructure Investment Authority
Revenue (Pennvest Loan Pool Program)
6%, 9/1/2005 (Insured; MBIA)	155,000	155,000

Pennsylvania Intergovernmental Cooperative Authority
Special Tax Revenue (Philadelphia Funding
Program) 5.25%, 6/15/2016 (Insured; FGIC)	1,200,000	1,284,624

Pennsylvania Public School Building Authority, School Revenu
(Daniel Boone School District Project
5%, 4/1/2017 (Insured; MBIA)	1,005,000	1,083,440

Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue
5.25%, 12/1/2018 (Insured; AMBAC)	455,000	487,874
5.25%, 12/1/2018 (Insured; AMBAC)	545,000	577,209

Philadelphia
5.70%, 11/15/2006 (Insured; FGIC)	370,000	378,240
5.25%, 2/15/2014 (Insured; XLCA)	2,000,000	2,203,080
Gas Works Revenue
5.50%, 7/1/2015 (Insured; FSA)	1,550,000	1,688,663

Philadelphia Hospitals and Higher Education Facilitie
Authority, Revenue
(Jefferson Health System)
4.30%, 5/15/2006	500,000	504,575
5%, 5/15/2011	2,500,000	2,617,850
(Temple University Hospital) 6.50%, 11/15/2008	1,735,000	1,824,769

Philadelphia Municipal Authority, LR
5.25%, 11/15/2011 (Insured; FSA)	2,000,000	2,192,780
5.25%, 11/15/2015 (Insured; FSA)	2,115,000	2,323,074

Sayre Health Care Facilities Authority, Revenu
(Guthrie Health):
6.25%, 12/1/2013	1,800,000	2,030,292
6.25%, 12/1/2014	1,000,000	1,122,810

State Public School Building Authority, School Revenu
(York School District Project
5%, 5/1/2018 (Insured; FSA)	545,000	594,551

Swarthmore Borough Authority, College Revenue
(Swarthmore College) 5.25%, 9/15/2020	750,000	821,933

Trinity Area School Distric
5.20%, 11/1/2012 (Insured; FSA)	1,235,000	1,310,014

Wayne County Hospital and Health Facilitie
Authority (Wayne Memorial Hospital Project
5.25%, 7/1/2016 (Insured; MBIA)	2,135,000	2,339,896

West Mifflin Area School District, GO
5%, 10/1/2012 (Insured; FSA)	710,000	773,027

West Mifflin Sanitary Sewer Municipal Authority
Sewer Revenue
4.90%, 8/1/2013 (Insured; MBIA)	880,000	919,222

Westmoreland County
Zero Coupon, 12/1/2008 (Insured; FGIC)	1,590,000	1,430,777

Wilson Pennsylvania Area School District
5.125%, 3/15/2016 (Insured; FGIC)	1,300,000	1,426,100
5%, 5/15/2016 (Insured; FSA)	1,135,000	1,241,043

York County Hospital Authority, Revenue (Lutheran
Social Services Health Center) 6.25%, 4/1/2011	1,000,000	1,003,100

Yough School District
Zero Coupon, 10/1/2007 (Insured; FGIC)	1,000,000	935,430

Total Long-Term Municipal Investments
(cost $73,433,651)		76,524,950

Short-Term Municipal Investment--.8%
Schuylkill County Industrial Development Authority
RRR (Northeastern Power Co. Project)
2.40% (LOC; Dexia Credit Locale)
(cost $600,000)	600,000 b	600,000

Total Investments
(cost $74,033,651)	98.9%	77,124,950

Cash and Receivables (Net)	1.1%	852,421

Net Assets	100.0%	77,977,371

Notes to Statement of Investments

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.
Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security payable on demand. Variable interest rate--subject to periodic change.
c At August 31, 2005, 25.5% of the fund's net assets are insured by FGIC.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	October 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	October 25, 2005

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	October 25, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)